SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION

18. SEGMENT INFORMATION

The Company has two reportable segments: (1) electric vehicles and accessories sales and (2) AI infrastructure services. The Company’s reportable segments are based on the nature of the products and services offered and how management allocates resources and evaluates operating performance. During the six months ended June 30, 2026, the Company expanded its resource allocation strategy beyond electric vehicles and accessories sales to include AI infrastructure services, which is focused on providing cost-effective AI inference services compatible with a wide range of models for clients.

The Company’s Chief Executive Officer, Mr. Huajian Xu, serves as the chief operating decision maker (the “CODM”). The CODM regularly reviews the financial performance of each reportable segment and uses different performance measures based on the nature and stage of development of each business. For the electric vehicles and accessories sales segment, the CODM primarily uses segment net income to evaluate financial performance and make decisions regarding resource allocation. For the AI infrastructure services segment, the CODM primarily uses gross profit as the performance measure because the segment is in the early stages of commercialization and management focuses on product-level profitability in evaluating its operating performance. Gross profit is defined as revenue less cost of revenues.

The following table presents revenues, cost of revenues, operating expenses and income(loss) from operations data of the Company and its reportable segments for the six months ended June 30, 2026 and 2025. In 2025, the Company operated as a single segment (Electric vehicles and accessories sales).

	Six Months Ended June 30, 2026			Six Months Ended June 30, 2025
	Electric vehicles and accessories sales	AI infrastructure services	Consolidated	Consolidated
Revenues	$13,082,963	$1,504,021	$14,586,984	$12,091,762
Cost of revenues	11,407,537	1,254,043	12,661,580	10,149,305
Gross Profit	1,675,426	249,978	1,925,404	1,942,457

Operating expenses
Selling and marketing expenses	423,358	-	423,358	338,080
General and administrative expenses	796,048	-	796,048	1,701,458
Research and development expenses	1,320,313	-	1,320,313	1,053,921
Total operating expenses	2,539,719	-	2,539,719	3,093,459

(Loss) income from operations	$(864,293)	$249,978	$(614,315)	$(1,151,002)